February 19, 2010

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

Re:               AIM Growth Series
CIK No. 0000202032

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (the “Fund”) that the Prospectus and Statement of Additional Information relating to the Class A5, Class C5, and Class R5 shares of AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2010 Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 86 to the Fund’s Registration Statement on Form N-1A.  Such Post-Effective Amendment No. 86 was filed electronically with the Securities and Exchange Commission on February 18, 2010.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,

/s/ Peter Davidson

Peter Davidson
Assistant General Counsel